Income Taxes - Summary of Reconciliation Between the Effective Income Tax Rate and the PRC Statutory Income Tax Rate (Detail) - State Administration of Taxation, China [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PRC Statutory income tax rates	25.00%	25.00%	25.00%
Change in valuation allowance	25.60%	(24.90%)	(20.20%)
Super deduction of research and development expenses	(22.00%)	6.10%	3.90%
Non-deductible expenses	(0.70%)	(0.20%)	(0.60%)
Difference in EIT rates of certain overseas entities	4.40%	(2.00%)	(1.00%)
Tax filing difference		0.10%	0.70%
Effect of tax holiday (Note)	(29.60%)	(4.60%)	(8.10%)
Total	2.70%	(0.50%)	(0.30%)